Share-based compensation - Summary of Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangement, Disclosure [Abstract]
Number of shares, Outstanding, beginning	4,856,972	5,686,454
Number of shares, Exercisable, beginning		1,299,954
Number of shares, Granted	998,000	915,097
Number of shares, Exercised		(1,299,954)
Number of shares, Forfeited	(342,750)	(444,625)
Number of shares, Outstanding, ending	5,512,222	4,856,972	5,686,454
Weighted average exercise price, Outstanding, beginning	$ 2.26	$ 1.49
Weighted average exercise price, Exercisable, beginning		0.001
Weighted average exercise price, Granted	4.13	4.03
Weighted average exercise price, Exercised	3.49	0.001
Weighted average exercise price, Forfeited	$ 3.36	2.45
Weighted average exercise price, Outstanding, ending		$ 2.26	$ 1.49
Weighted average remaining contractual term, Outstanding		6 years 8 months	5 years 10 months 10 days
Weighted average remaining contractual term, Exercisable	6 years 3 months 25 days		5 years 6 months 24 days
Aggregate intrinsic value, Outstanding, beginning	$ 39,472,000	$ 34,717,000
Aggregate intrinsic value, Exercisable, beginning		9,878,000
Aggregate intrinsic value, Outstanding, ending	$ 29,360,000	$ 39,472,000	$ 34,717,000
Weighted average fair value, Outstanding, beginning	$ 2.72	$ 1.68
Weighted average fair value, Exercisable		$ 1.83
Weighted average fair value, Granted	2.49	$ 5.02
Weighted average fair value, Forfeited	4.00	1.89
Weighted average fair value, Outstanding, ending	$ 3.28	$ 2.72	$ 1.68